Revenue - Additional Information (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Deferred Revenue	$ 1,679	$ 1,210	$ 368